Share reserve - Summary of Inputs Into Black Scholes Option Pricing Model (Detail)	12 Months Ended
Dec. 31, 2023 yr $ / shares
Disclosure Of Inputs Into Black Scholes Option Pricing Model [Line Items]
Dividend yield	0.00%
Option life | yr	10
Bottom of range [member]
Disclosure Of Inputs Into Black Scholes Option Pricing Model [Line Items]
Share prices	$ 5.78
Exercise price	$ 3.45
Expected volatilities	32.00%
Annual risk-free interest rates	1.61%
Top of range [member]
Disclosure Of Inputs Into Black Scholes Option Pricing Model [Line Items]
Share prices	$ 8.32
Exercise price	$ 8.81
Expected volatilities	42.00%
Annual risk-free interest rates	2.18%